INTANGIBLE ASSETS (Details Narrative)	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of detailed information about intangible assets [abstract]
Patents	$ 42,768,000
Transaction and other costs	193,382
Transaction and other costs, net	$ 42,961,382